Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,575,520	$ 4,381,704
Less: Accumulated depreciation	(942,619)	(472,105)
Total property, plant and equipment, net	3,632,901	3,909,599
Cultivation facilities [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,462,208	4,268,969
Office equipment and furniture [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 113,312	$ 112,735